SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government subsidies and Foreign currency exchange rate risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax incentive	$ 0.0
Government subsidies received	$ 0.3	$ 1.5	$ 2.1
Appreciation of foreign currency (as a percent)	1.49%	1.70%